INVENTORIES - Inventories By Type (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information About Inventory [Line Items]
Ore in Stockpiles	$ 2,257	$ 2,227
Ore on Leach pads	405	405
Current inventories	1,852	1,890
Gold[member]
Disclosure of Detailed Information About Inventory [Line Items]
Ore in Stockpiles	2,106	2,125
Ore on Leach pads	405	405
Mine operating supplies	496	515
Work in process	146	174
Finished products	176	168
Inventories	3,329	3,387
Non-current ore in stockpiles	(1,696)	(1,681)
Current inventories	1,633	1,706
Copper
Disclosure of Detailed Information About Inventory [Line Items]
Ore in Stockpiles	151	102
Ore on Leach pads	0	0
Mine operating supplies	66	79
Work in process	0	0
Finished products	2	3
Inventories	219	184
Non-current ore in stockpiles	0	0
Current inventories	$ 219	$ 184